Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Income (loss) from continuing operations before income taxes by segment
The following tables represent consolidated net sales, interest expense, interest income, and reconciliations of amount shown as income (loss) from continuing operations before income taxes to income (loss) from continuing operations attributable to MCBC:

	Year ended December 31, 2015
	Canada	U.S.	Europe	MCI	Corporate	Eliminations	Consolidated
	(In millions)
Net sales	$1,511.5	$—	$1,914.9	$144.5	$1.0	$(4.4)	$3,567.5
Interest expense	—	—	—	—	(120.3)	—	(120.3)
Interest income	—	—	3.9	—	4.4	—	8.3
Income (loss) from continuing operations before income taxes	$277.3	$516.3	$(109.7)	$(24.8)	$(248.4)	$—	$410.7
Income tax benefit (expense)							(51.8)
Net income (loss) from continuing operations							358.9
Net (income) loss attributable to noncontrolling interests							(3.3)
Net income (loss) from continuing operations attributable to MCBC							$355.6

Eliminations reflect inter-segment sales from the Europe segment to the MCI segment. Income (loss) from continuing operations before income taxes includes the impact of special items. Refer to Note 7, "Special Items" for further discussion.

	Year ended December 31, 2014
	Canada	U.S.	Europe	MCI	Corporate	Eliminations	Consolidated
	(In millions)
Net sales	$1,793.9	$—	$2,200.3	$156.3	$1.1	$(5.3)	$4,146.3
Interest expense	—	—	—	—	(145.0)	—	(145.0)
Interest income	—	—	4.4	—	6.9	—	11.3
Income (loss) from continuing operations before income taxes	$406.8	$561.8	$(111.9)	$(13.3)	$(257.1)	$—	$586.3
Income tax benefit (expense)							(69.0)
Net income (loss) from continuing operations							517.3
Net (income) loss attributable to noncontrolling interests							(3.8)
Net income (loss) from continuing operations attributable to MCBC							$513.5

Eliminations reflect inter-segment sales from the Europe segment to the MCI segment. Income (loss) from continuing operations before income taxes includes the impact of special items. Refer to Note 7, "Special Items" for further discussion.

	Year ended December 31, 2013
	Canada	U.S.	Europe	MCI	Corporate	Eliminations	Consolidated
	(In millions)
Net sales	$1,943.8	$—	$2,128.3	$137.6	$1.2	(4.8)	$4,206.1
Interest expense	—	—	—	—	(183.8)	—	(183.8)
Interest income	—	—	4.9	—	8.8	—	13.7
Income (loss) from continuing operations before income taxes	$363.3	$539.0	$34.3	$(11.8)	$(270.3)	—	$654.5
Income tax benefit (expense)							(84.0)
Net income (loss) from continuing operations							570.5
Net (income) loss attributable to noncontrolling interests							(5.2)
Net income (loss) from continuing operations attributable to MCBC							$565.3

Eliminations reflect inter-segment sales from the Europe segment to the MCI segment. Income (loss) from continuing operations before income taxes includes the impact of special items. Refer to Note 7, "Special Items" for further discussion.

Total assets by segment
The following table presents total assets by segment:

	As of
	December 31, 2015	December 31, 2014(1)
	(In millions)
Canada	$4,560.6	$5,537.2
U.S.	2,441.0	2,388.6
Europe	4,807.5	5,773.3
MCI	133.7	75.2
Corporate	333.5	205.8
Consolidated total assets	$12,276.3	$13,980.1

Cash flows information by segment
The following table presents select cash flow information by segment:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
		(In millions)
Depreciation and amortization(1):
Canada	$117.3	$117.6	$122.8
Europe	186.5	184.1	185.0
MCI	3.9	2.7	2.9
Corporate	6.7	8.6	9.8
Consolidated depreciation and amortization	$314.4	$313.0	$320.5
Capital expenditures:
Canada	$77.3	$77.8	$75.7
Europe	173.7	168.6	204.6
MCI	10.0	0.9	1.6
Corporate	14.0	12.2	12.0
Consolidated capital expenditures	$275.0	$259.5	$293.9

(1)	Depreciation and amortization amounts do not reflect amortization of bond discounts, fees, or other debt-related items.

Net sales by geographic segment
The following table presents net sales by geography, based on the location of the customer:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Net sales to unaffiliated customers:
Canada	$1,421.1	$1,699.9	$1,839.8
United States and its territories	94.1	98.1	105.2
United Kingdom	1,224.6	1,391.5	1,261.6
Other foreign countries(1)	827.7	956.8	999.5
Consolidated net sales	$3,567.5	$4,146.3	$4,206.1

(1)
Reflects net sales from the individual countries within our Central European operations (included in our Europe segment), as well as our MCI segment, for which no individual country has total net sales exceeding 10% of the total consolidated net sales.

Properties by geographic segment
The following table presents net properties by geographic location:

	As of
	December 31, 2015	December 31, 2014
	(In millions)
Net properties:
Canada	$598.1	$736.1
United States and its territories	28.4	35.2
United Kingdom	422.5	465.7
Other foreign countries(1)	541.8	561.0
Consolidated net properties	$1,590.8	$1,798.0

(1)
Reflects net properties within the individual countries included in our Central European operations (included in our Europe segment), as well as our MCI segment, for which no individual country has total net properties exceeding 10% of the total consolidated net properties.